Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provision For Income Taxes [Abstract]
Federal
State and local	15,325	7,141
Foreign		67,356
Total current tax provision	15,325	74,497
Deferred tax provision Federal
State and local
Foreign
Total deferred tax provision
Total provision for income taxes	$ 15,325	$ 74,497